UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds C O R ESM T A X — M A N A G E D E Q U I T Y F U N D Annual Report December 31, 2003 Long-term after-tax growth of capital

Goldman Sachs CORESM Tax-Managed Equity Fund NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS CORE℠ TAX-MANAGED EQUITY FUND

What Differentiates the Goldman Sachs CORE Tax-Management Process?

In managing money for many of the world's wealthiest taxable investors, Goldman Sachs often constructs a diversified investment portfolio around a tax-managed core. With the Goldman Sachs CORE Tax-Managed Equity Fund, investors can access Goldman Sachs' tax-smart investment expertise while capitalizing on this same strategic approach to portfolio construction.

Goldman Sachs' CORE ("Computer-Optimized, Research-Enhanced") investment process is a disciplined quantitative approach that has been consistently applied since 1989. With this Fund, CORE is enhanced with an additional layer that seeks to maximize after-tax returns.

1 CORE STOCK SELECTION

- Comprehensive
- Rigorous
- Objective
- Extensive
- Fundamental
- Insightful

Advantage: Daily analysis of approximately 3,000 U.S. equity securities using a proprietary model

2 CORE PORTFOLIO CONSTRUCTION

- Benchmark driven
- Sector and size neutral
- Tax optimized

Tax optimization is an additional layer that is built into the existing CORE investment process — **a distinct advantage.** While other managers may simply seek to minimize taxable distributions through a low turnover strategy, this extension of CORE seeks to maximize after-tax returns — **the true objective of every taxable investor.**

Advantage: Value added through stock selection — not market timing, industry rotation or style bias

RESULT

- A fully invested, style–consistent portfolio
- Broad access to the total U.S. equity market
- A consistent goal of maximizing after-tax risk-adjusted returns

1

G O L D M A N S A C H S C O R ESM TA X — M A N A G E D E Q U I T Y F U N D Performance Overview Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs CORE Tax-Managed Equity Fund during the one year reporting period that ended December 31, 2003. Performance Review For the one-year period that ended December 31, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 29.03%, 28.25%, 28.13%, 29.70%, and 29.17%, respectively. These returns compare to the 31.06% cumulative total return of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested). As these absolute returns indicate, the equity markets capped off a successful 2003 with the best results they’ve seen since before the technology bubble burst. Despite strong absolute performance, the Fund lagged its benchmark for the period. At the beginning of the market’s recovery, the relative underperformance was largely due to investors favoring more volatile, low-quality stocks over their fundamentally strong counterparts. Although the Fund performed well in the third and fourth quarters as investors shifted back towards fundamentals, it was not enough to offset underperformance earlier in the period. Returns to the CORE themes were mixed for the one-year period. Profitability and Valuation were the most significant contributors, which was not surprising given investors’ renewed regard for strong underlying fundamentals in the second half of the year. Earnings Quality, Management Impact and Analyst Sentiment (formerly referred to as Fundamental Research) experienced more modest results over the period. Meanwhile, Momentum detracted from relative returns for the year. Stock selection was negative overall, most notably in the Technology and Consumer Services sectors. On the upside, the Fund’s holdings in the Healthcare sector helped boost returns relative to the benchmark but did little to offset losses felt in other sectors. Portfolio Positioning The CORE Tax-Managed Equity Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire U.S. equity market. The benchmark is the Russell 3000 Index, which covers a range of issuers from large cap to small cap. In managing the CORE products, we do not make size or sector bets. Rather, we seek to add value versus the Fund’s benchmark by individual stock selection. Our quantitative process seeks out stocks with good momentum and high expected growth that also appear to be good values (relative to other stocks in the same industry). We prefer stocks favored by fundamental research analysts and less volatile stocks with lower-than-average probability of reporting disappointing earnings. Our portfolio construction process integrates tax considerations into investment decisions with the goal of maximizing after-tax return. 2

GOLDMAN SACHS CORE℠ TAX-MANAGED EQUITY FUND

In terms of individual stocks, overweights in Kraft Foods Inc. and SLM Corp., along with an underweight position in Cisco Systems, Inc. negatively impacted the Fund the most relative to the benchmark. While the Fund underperformed its benchmark during the reporting period, there were a number of stocks that contributed positively to relative results. For example, overweight positions in PacifiCare Health Systems, Inc., Amazon.com, Inc. and Rambus, Inc. enhanced relative returns during the fiscal year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, January 15, 2004

3

GOLDMAN SACHS CORE℠ TAX-MANAGED EQUITY FUND

Fund Basics

as of December 31, 2003

Assets Under Management

$88.9 Million

Number of Holdings

178

NASDAQ SYMBOLS

Class A Shares

GCTAX

Class B Shares

GCTBX

Class C Shares

GCTCX

Institutional Shares

GCTIX

Service Shares

GCTSX

PERFORMANCE REVIEW

January 1, 2003–December 31, 2003	Fund Total Return (based on NAV)[1]	Russell 3000 Index[2]
Class A	29.03%	31.06%
Class B	28.25	31.06
Class C	28.13	31.06
Institutional	29.70	31.06
Service	29.17	31.06

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/03	Class A	Class B	Class C	Institutional	Service
One Year	22.02%	23.25%	27.13%	29.70%	29.17%
Since Inception (4/3/00)	-6.83	-6.85	-6.13	-5.02	-5.48

[3] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 12/31/03[4]

Holding	% of Total Net Assets	Line of Business
Intel Corp.	2.8%	Semiconductors
Pfizer, Inc.	2.1	Drugs
The Procter & Gamble Co.	2.1	Home Products
Bank of America Corp.	2.0	Banks
J.P. Morgan Chase & Co.	1.7	Banks
Dell, Inc.	1.6	Computer Hardware
Sprint Corp.	1.5	Telephone
CIT Group, Inc.	1.5	Financial Services
Principal Financial Group, Inc.	1.5	Life Insurance
Wachovia Corp.	1.4	Banks

[4] The top 10 holdings may not be representative of the Fund's future investments.

4

G O L D M A N S A C H S C O R ESM TA X — M A N A G E D E Q U I T Y F U N D STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/03 Since Inception Class A Shares One Year (4/3/00) Returns before taxes* 22.02% -6.83% Returns after taxes on distributions** 22.02 -6.86 Returns after taxes on distributions*** 14.31 -5.74 and sale of Fund shares The mutual fund industry is required to provide standardized after-tax performance in sales literature for funds that either include other forms of after-tax performance in their sales literature or portray themselves as being managed to limit the effect of taxes on performance. Above are standardized after-tax returns for Class A Shares of the Goldman Sachs CORE Tax-Managed Equity Fund to which the requirement applies. The after-tax returns for Institutional and Service Classes and Class B and Class C Shares will vary. Standardized after-tax returns assume reinvestment of all distributions at net asset value and reflect a maximum initial sales charge of 5.5% for Class A Shares. The returns are calculated using the applicable historical highest individual federal marginal income tax rates (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. * Returns before taxes do not reflect taxes on distributions on the Fund’s Class A Shares, nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you. ** Returns after taxes on distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period. *** Returns after taxes on distributions and sale of Fund shares reflect taxes paid on the Fund’s Class A Shares and taxes applicable when the investment is redeemed (sold) by you. 5

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Performance Summary
December 31, 2003

The following graph shows the value as of December 31, 2003, of a $10,000 investment made on April 3, 2000 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%) of the Goldman Sachs CORE Tax-Managed Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and sales loads. In addition to the investment adviser’s decision regarding issuer/ industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

CORE Tax-Managed Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, with dividends reinvested, from April 3, 2000 to December 31, 2003.

Average Annual Total Return through December 31, 2003	Since Inception	One Year

Class A (Commenced April 3, 2000)
Excluding sales charges	-5.42%	29.03%
Including sales charges	-6.83%	22.02%

Class B (Commenced April 3, 2000)
Excluding contingent deferred sales charges	-6.09%	28.25%
Including contingent deferred sales charges	-6.85%	23.25%

Class C (Commenced April 3, 2000)
Excluding contingent deferred sales charges	-6.13%	28.13%
Including contingent deferred sales charges	-6.13%	27.13%

Institutional Class (Commenced April 3, 2000)	-5.02%	29.70%

Service Class (Commenced April 3, 2000)	-5.48%	29.17%

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments
December 31, 2003

Shares	Description	Value

Common Stocks – 99.3%

Banks – 9.4%
22,300	Bank of America Corp.	$1,793,589
5,670	Charter One Financial, Inc.	195,899
22,300	Citigroup, Inc.	1,082,442
3,800	Corus Bankshares, Inc.	119,928
24,800	FleetBoston Financial Corp.	1,082,520
40,000	J.P. Morgan Chase & Co.	1,469,200
17,200	KeyCorp.	504,304
5,000	Marshall & Ilsley Corp.	191,250
3,900	U.S. Bancorp.	116,142
27,400	Wachovia Corp.	1,276,566
9,500	Wells Fargo & Co.	559,455

		8,391,295

Biotechnology – 3.6%
19,100	Affymetrix, Inc.*	470,051
11,840	Amgen, Inc.*	731,712
5,900	Applera Corp. — Applied Biosystems Group	122,189
3,900	Chiron Corp.*	222,261
8,900	Genentech, Inc.*	832,773
11,500	Gilead Sciences, Inc.*	668,610
3,700	Kos Pharmaceuticals, Inc.*	159,248

		3,206,844

Brokers – 2.4%
11,800	Lehman Brothers Holdings, Inc.	911,196
5,000	Merrill Lynch & Co., Inc.	293,250
11,600	The Bear Stearns Companies, Inc.	927,420

		2,131,866

Chemicals – 2.5%
2,600	3M Co.	221,078
2,100	Brady Corp.	85,575
5,900	Carlisle Cos., Inc.	359,074
34,276	Monsanto Co.	986,463
13,100	The Dow Chemical Co.	544,567

		2,196,757

Computer Hardware – 4.8%
9,700	Advanced Fibre Communications, Inc.*	195,455
41,300	Agilent Technologies, Inc.*	1,207,612
16,400	Avaya, Inc.*	212,216
15,400	Cisco Systems, Inc.*	374,066
42,100	Dell, Inc.*	1,429,716
31,358	Hewlett-Packard Co.	720,293
7,500	Sanmina-SCI Corp.*	94,575

		4,233,933

Computer Software – 4.0%
4,400	Adobe Systems, Inc.	172,920
6,100	Aspect Communications Corp.*	96,136
8,900	Avid Technology, Inc.*	427,200
20,100	Computer Associates International, Inc.	549,534
11,800	Intergraph Corp.*	282,256
9,100	International Business Machines Corp.	843,388
22,700	Microsoft Corp.	625,158
30,000	Oracle Corp.*	396,000
1,526	PeopleSoft, Inc.*	34,793
3,200	VERITAS Software Corp.*	118,912

		3,546,297

Defense/ Aerospace – 0.3%
3,300	ITT Industries, Inc.	244,893

Drugs – 5.7%
12,500	Allergan, Inc.	960,125
22,300	American Pharmaceutical Partners, Inc.*	749,280
10,500	Eli Lilly & Co.	738,465
9,500	Endo Pharmaceuticals Holdings, Inc.*	182,970
7,900	Johnson & Johnson	408,114
53,440	Pfizer, Inc.	1,888,035
5,900	USANA Health Sciences, Inc.*	180,540

		5,107,529

Electrical Utilities – 3.5%
23,300	Allegheny Energy, Inc.*	297,308
4,300	Constellation Energy Group, Inc.	168,388
44,400	Edison International*	973,692
17,900	Entergy Corp.	1,022,627
3,112	Exelon Corp.	206,512
14,400	PG&E Corp.*	399,888

		3,068,415

Energy Resources – 2.5%
8,280	ConocoPhillips	542,920
20,100	Exxon Mobil Corp.	824,100
17,600	Occidental Petroleum Corp.	743,424
3,800	Westport Resources Corp.*	113,468

		2,223,912

Environmental Services – 0.3%
8,700	Waste Management, Inc.	257,520

Financial Services – 3.6%
1,800	American Express Co.	86,814
8,000	AmeriCredit Corp.*	127,440
36,200	CIT Group, Inc.	1,301,390
15,300	CompuCredit Corp.*	325,584
29,900	MBNA Corp.	743,015
7,500	New Century Financial Corp.	297,525
8,000	SLM Corp.	301,440

		3,183,208

Food & Beverage – 3.7%
26,700	Archer-Daniels-Midland Co.	406,374
9,400	PepsiAmericas, Inc.	160,928
28,300	SYSCO Corp.	1,053,609

The accompanying notes are an integral part of these financial statements.       7

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)
December 31, 2003

Shares	Description	Value
Common Stocks – (continued)

Food & Beverage – (continued)
212	The J.M. Smucker Co.	$9,602
17,500	The Pepsi Bottling Group, Inc.	423,150
95,100	Tyson Foods, Inc.	1,259,124

		3,312,787

Forest – 1.0%
3,225	Boise Cascade Corp.	105,974
3,600	Chesapeake Corp.	95,328
4,700	MeadWestvaco Corp.	139,825
10,300	United Stationers, Inc.*	421,476
1,700	Weyerhaeuser Co.	108,800

		871,403

Gold – 0.1%
3,100	Freeport-McMoRan Copper & Gold, Inc. Class B	130,603

Health Insurance – 1.5%
14,300	Humana, Inc.*	326,755
14,600	PacifiCare Health Systems, Inc.*	986,960

		1,313,715

Heavy Electrical – 0.2%
1,900	EMCOR Group, Inc.*	83,410
1,800	Woodward Governor Co.	102,294

		185,704

Home Products – 3.3%
12,400	Avon Products, Inc.	836,876
5,400	Perrigo Co.	84,888
2,700	The Gillette Co.	99,171
18,800	The Procter & Gamble Co.	1,877,744

		2,898,679

Industrial Parts – 3.2%
2,700	A.O. Smith Corp.	94,635
3,750	Engineered Support Systems, Inc.	206,475
35,400	General Electric Co.	1,096,692
5,850	Graco, Inc.	234,585
5,100	Hughes Supply, Inc.	253,062
21,400	UNOVA, Inc.*	491,130
12,000	York International Corp.	441,600

		2,818,179

Industrial Services – 1.0%
17,900	ITT Educational Services, Inc.*	840,763
11,100	Quanta Services, Inc.*	81,030

		921,793

Information Services – 1.9%
7,100	CSG Systems International, Inc.*	88,679
36,300	IMS Health, Inc.	902,418
11,000	Moody’s Corp.	666,050

		1,657,147

Internet – 1.1%
18,900	Amazon.com, Inc.*	994,896

Leisure & Entertainment – 0.1%
4,200	Handleman Co.	86,226

Life Insurance – 3.4%
4,300	MetLife, Inc.	144,781
6,100	Nationwide Financial Services, Inc.	201,666
38,900	Principal Financial Group, Inc.	1,286,423
27,100	Prudential Financial, Inc.	1,131,967
2,400	StanCorp Financial Group, Inc.	150,912
3,300	The MONY Group, Inc.*	103,257

		3,019,006

Media – 4.8%
15,752	Comcast Corp.*	517,768
8,300	Cox Radio, Inc.*	209,409
39,700	Fox Entertainment Group, Inc.*	1,157,255
14,800	Hearst-Argyle Television, Inc.	407,888
48,405	Hughes Electronics Corp.*	801,105
9,900	UnitedGlobalCom, Inc.*	83,952
23,700	Viacom, Inc. Class B	1,051,806

		4,229,183

Medical Products – 2.5%
16,800	Boston Scientific Corp.*	617,568
2,700	Cyberonics, Inc.*	86,427
9,900	Guidant Corp.	595,980
2,200	Stryker Corp.	187,022
4,900	Varian, Inc.*	204,477
7,400	Zimmer Holdings, Inc.*	520,960

		2,212,434

Medical Providers – 1.8%
2,990	Medco Health Solutions, Inc.*	101,630
20,600	UnitedHealth Group, Inc.	1,198,508
25,500	US Oncology, Inc.*	274,380

		1,574,518

Mining – 0.2%
21,500	USEC, Inc.	180,600

Motor Vehicle – 2.9%
39,200	AutoNation, Inc.*	720,104
49,000	Delphi Corp.	500,290
7,200	General Motors Corp.	384,480
8,726	Johnson Controls, Inc.	1,013,263

		2,618,137

Office Industrial – 1.4%
43,800	Equity Office Properties Trust	1,254,870

Oil Refining – 1.4%
12,000	Sunoco, Inc.	613,800
43,400	Tesoro Petroleum Corp.*	632,338

		1,246,138

8      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Oil Services – 1.4%
45,300	Transocean, Inc.*	$1,087,653
4,600	Universal Compression Holdings, Inc.*	120,336

		1,207,989

Packaging – 0.3%
9,800	Pactiv Corp.*	234,220

Property Insurance – 1.5%
1,900	American National Insurance Co.	160,303
1,966	Fidelity National Financial, Inc.	76,241
1,900	LandAmerica Financial Group, Inc.	99,294
4,100	Loews Corp.	202,745
12,500	MBIA, Inc.	740,375
5,800	Travelers Property Casualty Corp. Class B	98,426

		1,377,384

Publishing – 0.5%
6,800	Deluxe Corp.	281,044
2,301	Pulitzer, Inc.	124,229

		405,273

Real Estate Services – 0.3%
5,000	LNR Property Corp.	247,550

Restaurants – 0.4%
11,900	Starbucks Corp.*	393,414

Retail – 0.1%
2,000	Kimco Realty Corp.	89,500

Retail Apparel – 4.4%
14,300	Coach, Inc.*	539,825
14,400	CVS Corp.	520,128
5,100	Federated Department Stores, Inc.	240,363
11,700	J. C. Penney Co., Inc.	307,476
17,700	Longs Drug Stores Corp.	437,898
4,900	Russell Corp.	86,044
49,700	Saks, Inc.*	747,488
6,500	ShopKo Stores, Inc.*	99,125
22,300	Staples, Inc.*	608,790
12,000	The Finish Line, Inc.*	359,640

		3,946,777

Securities/ Asset Management – 0.1%
1,700	BlackRock, Inc.	90,287

Semiconductors – 5.8%
15,100	Arrow Electronics, Inc.*	349,414
18,800	Avnet, Inc.*	407,208
6,800	Entegris, Inc.*	87,380
76,500	Intel Corp.	2,463,300
3,400	Maxim Integrated Products, Inc.	169,320
15,900	Rambus, Inc.*	488,130
40,000	Texas Instruments, Inc.	1,175,200

		5,139,952

Telecommunications Equipment – 1.6%
3,700	Anixter International, Inc.*	95,756
9,200	Motorola, Inc.	129,444
3,300	Plantronics, Inc.*	107,745
20,100	QUALCOMM, Inc.	1,083,993

		1,416,938

Telephone – 3.7%
29,900	BellSouth Corp.	846,170
8,700	IDT Corp.*	192,705
34,000	SBC Communications, Inc.	886,380
82,100	Sprint Corp.	1,348,082

		3,273,337

Tobacco – 0.2%
3,500	R.J. Reynolds Tobacco Holdings, Inc.	203,525

Truck Freight – 0.4%
5,100	United Parcel Service, Inc. Class B	380,205

Wireless – 0.5%
44,900	AT&T Wireless Services, Inc.*	358,751
3,000	United States Cellular Corp.*	106,500

		465,251

TOTAL COMMON STOCKS
(Cost $66,115,027)		$88,190,089

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $66,115,027)		$88,190,089

The accompanying notes are an integral part of these financial statements.       9

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Investments (continued)
December 31, 2003

Shares	Description	Value
Securities Lending Collateral – 0.3%

273,100	Boston Global Investment Trust – Enhanced Portfolio	$273,100

TOTAL SECURITIES LENDING COLLATERAL
(Cost $273,100)		$273,100

TOTAL INVESTMENTS
(Cost $66,388,127)		$88,463,189

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

10      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Assets and Liabilities
December 31, 2003

Assets:

Investment in securities, at value (identified cost $66,115,027)	$88,190,089
Securities lending collateral, at value (which approximates cost)	273,100
Cash(a)	102,000
Receivables:
Investment securities sold	13,084,963
Dividends	66,540
Fund shares sold	49,956
Variation Margin	2,430
Reimbursement from investment adviser	926
Securities lending income	792
Other assets	1,887

Total assets	101,772,683

Liabilities:

Due to Custodian	1,264,456
Payables:
Investment securities purchased	10,823,141
Fund shares repurchased	384,194
Payable upon return of securities loaned	273,100
Amounts owed to affiliates	118,797
Accrued expenses	53,576

Total liabilities	12,917,264

Net Assets:

Paid-in capital	123,747,974
Accumulated net realized loss on investment and futures transactions	(56,969,790)
Net unrealized gain on investments and futures	22,077,235

NET ASSETS	$88,855,419

Net asset value, offering and redemption price per share:(b)
Class A	$8.09
Class B	$7.90
Class C	$7.88
Institutional	$8.21
Service	$8.06

Shares outstanding:
Class A	4,406,988
Class B	3,378,281
Class C	2,897,306
Institutional	342,874
Service	106,257

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	11,131,706

(a)	Restricted cash relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $8.56. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.       11

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statement of Operations
For the Year Ended December 31, 2003

Investment income:

Dividends	$1,277,009
Interest (Including securities lending income of $2,518)	3,670

Total income	1,280,679

Expenses:

Management fees	638,598
Distribution and Service fees(a)	550,568
Transfer Agent fees(b)	155,590
Custody and accounting fees	113,599
Printing fees	60,679
Registration fees	59,227
Professional fees	45,408
Trustee fees	8,425
Service Share fees	3,904
Other	32,681

Total expenses	1,668,679

Less — expense reductions	(271,944)

Net expenses	1,396,735

NET INVESTMENT LOSS	(116,056)

Realized and unrealized gain on investment and futures transactions:

Net realized gain from:
Investment transactions	3,119,218
Futures transactions	108,360
Net change in unrealized gain (loss) on:
Investments	18,364,217
Futures	14,683

Net realized and unrealized gain on investment and futures transactions	21,606,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,490,422

(a)	Class A, Class B and Class C had Distribution and Service fees of $86,548, $243,547, and $220,473, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class had Transfer Agent fees of $65,776, $46,274, $41,890, $1,338 and $312, respectively.

12      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	December 31, 2003	December 31, 2002

From operations:

Net investment loss	$(116,056)	$(278,027)
Net realized gain (loss) on investment and futures transactions	3,227,578	(23,682,818)
Net change in unrealized gain (loss) on investments and futures	18,378,900	(5,503,356)

Net increase (decrease) in net assets resulting from operations	21,490,422	(29,464,201)

From share transactions:

Proceeds from sales of shares	5,466,946	17,145,617
Cost of shares repurchased	(28,483,771)	(41,651,406)

Net decrease in net assets resulting from share transactions	(23,016,825)	(24,505,789)

TOTAL DECREASE	(1,526,403)	(53,969,990)

Net assets:

Beginning of year	90,381,822	144,351,812

End of year	$88,855,419	$90,381,822

The accompanying notes are an integral part of these financial statements.      13

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

					Distributions to
		Income (loss) from investment operations			shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	Net asset
	beginning	income	and unrealized	investment	investment	value, end
	of period	(loss)(c)	gain (loss)	operations	income	of period

FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	$6.27	$0.02	$1.80	$1.82	$—	$8.09
2003 - Class B Shares	6.16	(0.03)	1.77	1.74	—	7.90
2003 - Class C Shares	6.15	(0.03)	1.76	1.73	—	7.88
2003 - Institutional Shares	6.33	0.05	1.83	1.88	—	8.21
2003 - Service Shares	6.24	0.01	1.81	1.82	—	8.06

2002 - Class A Shares	7.92	0.01	(1.66)	(1.65)	—	6.27
2002 - Class B Shares	7.84	(0.04)	(1.64)	(1.68)	—	6.16
2002 - Class C Shares	7.82	(0.04)	(1.63)	(1.67)	—	6.15
2002 - Institutional Shares	7.96	0.04	(1.67)	(1.63)	—	6.33
2002 - Service Shares	7.90	— (d)	(1.66)	(1.66)	—	6.24

2001 - Class A Shares	8.93	— (d)	(0.99)	(0.99)	(0.02)	7.92
2001 - Class B Shares	8.89	(0.06)	(0.99)	(1.05)	—	7.84
2001 - Class C Shares	8.88	(0.06)	(0.99)	(1.05)	(0.01)	7.82
2001 - Institutional Shares	8.96	0.03	(1.00)	(0.97)	(0.03)	7.96
2001 - Service Shares	8.93	(0.01)	(0.99)	(1.00)	(0.03)	7.90
FOR THE PERIOD ENDED DECEMBER 31,

2000 - Class A Shares (commenced April 3)	10.00	0.04	(1.11)	(1.07)	—	8.93
2000 - Class B Shares (commenced April 3)	10.00	— (d)	(1.11)	(1.11)	—	8.89
2000 - Class C Shares (commenced April 3)	10.00	— (d)	(1.12)	(1.12)	—	8.88
2000 - Institutional Shares (commenced April 3)	10.00	0.13	(1.17)	(1.04)	—	8.96
2000 - Service Shares (commenced April 3)	10.00	0.06	(1.13)	(1.07)	—	8.93

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than a full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $.005 per share.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

						Ratios assuming no expense reductions

	Net assets			Ratio of net				Ratio of net
	at end of	Ratio of net		investment		Ratio of expenses		investment		Portfolio
Total	period	expenses to		income (loss) to		to average net		income (loss) to		turnover
return(a)	(in 000s)	average net assets		average net assets		assets		average net assets		rate

29.03%	$35,664	1.25%		0.25%		1.57%		(0.07)%		73%
28.25	26,689	2.00		(0.50)		2.32		(0.82)		73
28.13	22,832	2.00		(0.50)		2.32		(0.82)		73
29.70	2,814	0.85		0.65		1.17		0.33		73
29.17	856	1.35		0.15		1.67		(0.17)		73

(20.83)	38,013	1.26		0.11		1.48		(0.11)		81
(21.43)	24,066	2.01		(0.64)		2.23		(0.86)		81
(21.36)	21,711	2.01		(0.64)		2.23		(0.86)		81
(20.48)	5,863	0.86		0.52		1.08		0.30		81
(21.01)	729	1.36		0.03		1.58		(0.19)		81

(11.03)	62,896	1.24		—		1.45		(0.20)		102
(11.78)	37,711	1.99		(0.74)		2.20		(0.95)		102
(11.85)	33,089	1.99		(0.74)		2.20		(0.95)		102
(10.78)	9,933	0.84		0.42		1.05		0.21		102
(11.15)	723	1.34		(0.09)		1.55		(0.30)		102

(10.70)	64,396	1.24	(b)	0.63	(b)	2.03	(b)	(0.16	)(b)	77
(11.10)	34,538	1.99	(b)	(0.03	)(b)	2.78	(b)	(0.82	)(b)	77
(11.20)	25,640	1.99	(b)	(0.05	)(b)	2.78	(b)	(0.84	)(b)	77
(10.40)	11,787	0.84	(b)	1.87	(b)	1.63	(b)	1.08	(b)	77
(10.70)	533	1.34	(b)	0.94	(b)	2.13	(b)	0.15	(b)	77

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements
December 31, 2003

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs CORESM Tax-Managed Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes and reclaims where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro-rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shares bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans.

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

F. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

3. AGREEMENTS

Goldman Sachs Funds Management, L.P., a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”), effective at the end of April 2003, and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, the investment adviser is entitled to a fee (“Management Fee”), computed daily and payable monthly, at an annual rate equal to 0.75% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Service Share fees, Distribution and Service fees, Transfer Agent fees and expenses, litigation and indemnification costs, taxes, interest, brokerage commissions, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.05% (rounded) of the average daily net assets of the Fund.
     For the year ended December 31, 2003, GSAM reimbursed approximately $271,800. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the year ended December 31, 2003, the custody fees were reduced by approximately $100.
     Goldman Sachs serves as the Distributor of shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended December 31, 2003, Goldman Sachs advised the Fund that it retained approximately $6,400 for Class A shares and did not retain any sales load for Class B and Class C shares.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, .75% and .75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive under the Plans a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributed to Class B or Class C Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     At December 31, 2003, the amounts owed to affiliates were approximately $56,000, $49,000 and $14,000 for Management, Distribution and Service and Transfer Agent fees, respectively.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements (continued)

December 31, 2003

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the year ended December 31, 2003 were $62,321,872 and $85,365,072, respectively.
     For the year ended December 31, 2003, Goldman Sachs and affiliates earned approximately $13,000 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the Fund.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they were traded. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, depending on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
     At December 31, 2003, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P 500 Index	14	March 2004	$777,420	$2,173

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the year ended December 31, 2003 is reported parenthetically on the Statement of Operations. A portion of this amount, $10, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the year ended December 31, 2003, BGA earned $444 in fees as securities lending agent. At December 31, 2003, the Fund had securities on loan having a market value of $261,900 collateralized by cash in the amount of $273,100, which was invested in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM, for which GSAM receives an investment advisory fee. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At December 31, 2003, there were no outstanding securities on loan to Goldman Sachs.

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the year ended December 31, 2003, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

As of December 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforward	$(56,966,957)
Unrealized gain (losses) — net	22,074,402

Total accumulated earnings (losses) — net	$(34,892,555)

Capital loss carryforward years of expiration	2008-2011

At December 31, 2003, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$66,388,787

Gross unrealized gain	22,136,711
Gross unrealized loss	(62,309)

Net unrealized security gain	$22,074,402

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

8. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, the Fund reclassified $116,056 from paid-in capital to accumulated net investment income. This reclassification has no impact on the net asset value of the Fund. This reclassification results primarily from the difference in the tax treatment of net operating losses.

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Notes to Financial Statements (continued)
December 31, 2003

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Year Ended
	December 31, 2003

	Shares	Dollars

Class A Shares
Shares sold	360,624	$2,447,954
Shares repurchased	(2,020,330)	(13,600,818)

	(1,659,706)	(11,152,864)

Class B Shares
Shares sold	160,332	1,106,535
Shares repurchased	(687,846)	(4,594,958)

	(527,514)	(3,488,423)

Class C Shares
Shares sold	250,108	1,671,251
Shares repurchased	(885,322)	(6,086,388)

	(635,214)	(4,415,137)

Institutional Shares
Shares sold	35,435	223,206
Shares repurchased	(619,176)	(4,106,332)

	(583,741)	(3,883,126)

Service Shares
Shares sold	2,933	18,000
Shares repurchased	(13,417)	(95,275)

	(10,484)	(77,275)

NET DECREASE	(3,416,659)	$(23,016,825)

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	For the Year Ended
	December 31, 2002

	Shares	Dollars

Class A Shares
Shares sold	904,696	$6,584,099
Shares repurchased	(2,783,372)	(19,279,799)

	(1,878,676)	(12,695,700)

Class B Shares
Shares sold	379,045	2,717,380
Shares repurchased	(1,281,258)	(8,562,931)

	(902,213)	(5,845,551)

Class C Shares
Shares sold	622,245	4,509,100
Shares repurchased	(1,318,831)	(8,839,705)

	(696,586)	(4,330,605)

Institutional Shares
Shares sold	418,828	3,030,950
Shares repurchased	(739,683)	(4,859,798)

	(320,855)	(1,828,848)

Service Shares
Shares sold	41,297	304,088
Shares repurchased	(16,083)	(109,173)

	25,214	194,915

NET DECREASE	(3,773,116)	$(24,505,789)

 GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees

Goldman Sachs Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs CORE Tax-Managed Equity Fund (one of the funds comprising the Goldman Sachs Trust) (the “Fund”), including the statement of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs CORE Tax-Managed Equity Fund at December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.

New York, New York

February 10, 2004

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998-Present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996- November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Citizens Scholarship Foundation of America (1998-Present); Director, Private Equity Investors-III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000- Present).	64	None
			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 62	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975- May 2003). Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None
Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985- Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001- Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999-Present); Director, Cantilever Technologies, Inc. (a private software company) (1999- Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	64	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999-October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992-December 1998).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*James A. McNamara Age: 41	Trustee & Vice President	Since 2002	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	64	None

		Since 2001	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 54	Trustee	Since 1990	Advisory Director – GSAM (May 1999- Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001	Managing Director, GSAM (1997-Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

		Since 2002	President – Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

			Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997- 2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2003, the Trust consisted of 58 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 39	Treasurer	Since 1997	Managing Director, Goldman Sachs (December 2003-Present) Vice President, Goldman Sachs (July 1995-December 2003). Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President & Trustee	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

		Since 2002	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $375.7 billion in assets under management as of December 31, 2003 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE^{SM} International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE^{SM} Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund^{SM}
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE^{SM} Large Cap Growth Fund
- CORE^{SM} Large Cap Value Fund
- CORE^{SM} U.S. Equity Fund

Specialty Funds
- Internet Tollkeeper Fund^{SM}
- CORE^{SM} Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select Fund^{SM}, Internet Tollkeeper Fund^{SM} and CORE^{SM} are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President John P. Coblentz, Jr. James A. McNamara, Vice President Patrick T. Harker John M. Perlowski, Treasurer James A. McNamara Howard B. Surloff, Secretary Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke G O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P. Distributor and Transfer Agent Investment Adviser Visit our internet address: www.gs.com/funds The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. Holdings are as of December 31, 2003 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. The Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund’s returns consequently may be attributable to its investments in IPOs, which may have a magnified impact due to the Fund’s small asset base. As the Fund’s assets grow, it is probable that the effect of the Fund’s investment in IPOs on its total return may not be as significant. Of course, no assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. Withdrawals from the Fund are taxable. Since the Fund features tax-managed strategies, it may not be a suitable investment for IRAs or other tax-exempt or tax-deferred accounts. Potential investors are strongly encouraged to consult with their tax advisors to determine whether a tax-managed product is suitable for their investment portfolio. CORESM is a service mark of Goldman, Sachs & Co. Goldman, Sachs & Co. is the distributor of the Fund. Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: February 29, 2004 04-196 / CORETXAR / 4.8K / 02-04

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2003	2002	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$628,650	$503,700	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$316,000	$188,000	Financial statement audits

Audit-Related Fees

• PwC	$128,500	$128,500	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$175,900	$171,300	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$75,650	$57,800	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2003	2002	Description of Services Rendered
Audit-Related Fees

• PwC	$524,000	N/A	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$0	N/A

Tax Fees

• PwC	$0	N/A

• E&Y	$0	N/A

All Other Fees

• PwC	$0	N/A

• E&Y	$6,000	N/A	Represents access to an on-line accounting reference tool for certain employees of the Trust’s distributor.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the Goldman Sachs Trust by PricewaterhouseCoopers LLP for the 12 months ended November 28, 2003 and November 29, 2002 were approximately $304,400 and $299,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 28, 2003 and November 29, 2002 were approximately $5.5 million and $8.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

The aggregate non-audit fees billed to the Goldman Sachs Trust by Ernst & Young LLP for the 12 months ended December 31, 2003 and December 31, 2002 were approximately $75,650 and $57,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2003 and December 31, 2002 were approximately $30.9 million and $15.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — The Goldman Sachs Trust’s audit committee has considered whether the provision of non-audit services to the Goldman Sachs Trust’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS Not Applicable to annual reports for the year ended December 31, 2003

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 5, 2004